Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 6.4%
Ambev SA	79,818	$167,282
B3 SA - Brasil Bolsa Balcao	94,986	145,081
Banco Bradesco SA	25,345	46,673
Banco BTG Pactual SA	20,591	102,736
Banco do Brasil SA	29,896	122,182
BB Seguridade Participacoes SA	11,993	66,734
BRF SA	9,367	38,438
Caixa Seguridade Participacoes S/A	10,212	24,288
CCR SA	19,795	35,893
Centrais Eletricas Brasileiras SA	21,539	122,036
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,017	122,144
Cia. Siderurgica Nacional SA	12,543	23,035
Cosan SA	20,402	33,705
CPFL Energia SA	4,181	22,751
Embraer SA(a)	12,741	121,760
Energisa SA	4,042	26,703
Engie Brasil Energia SA	3,774	23,741
Equatorial Energia SA	20,793	104,815
Hapvida Participacoes e Investimentos SA(a)(b)	86,617	38,005
Hypera SA	6,660	21,419
Inter & Co. Inc., Class A, NVS	4,292	19,829
JBS SA	13,394	82,321
Klabin SA	14,573	52,704
Localiza Rent a Car SA	16,228	99,146
Natura & Co. Holding SA	15,022	33,805
NU Holdings Ltd./Cayman Islands, Class A(a)	51,752	648,453
Petroleo Brasileiro SA	64,335	458,711
PRIO SA	14,356	95,177
Raia Drogasil SA	22,718	90,203
Rede D'Or Sao Luiz SA(b)	14,646	64,968
Rumo SA	23,199	74,107
StoneCo Ltd., Class A(a)	4,346	41,200
Suzano SA	12,315	127,207
Telefonica Brasil SA	7,178	58,779
TIM SA/Brazil	15,107	38,917
TOTVS SA	10,176	46,155
Ultrapar Participacoes SA	12,839	37,513
Vale SA	59,367	583,231
Vibra Energia SA	17,686	60,111
WEG SA	29,543	264,015
XP Inc., Class A	6,426	87,008
		4,472,981
China — 52.4%
360 Security Technology Inc., Class A	8,531	15,910
AAC Technologies Holdings Inc.	18,500	83,622
ACM Research Shanghai Inc., Class A	546	8,825
Advanced Micro-Fabrication Equipment Inc./China, Class A	867	26,711
AECC Aviation Power Co. Ltd., Class A	3,700	21,465
Agricultural Bank of China Ltd., Class A	96,200	63,905
Agricultural Bank of China Ltd., Class H	481,000	240,955
Aier Eye Hospital Group Co. Ltd., Class A	7,512	15,310
Air China Ltd., Class A(a)	10,900	12,486
Akeso Inc.(a)(b)	12,000	113,271
Alibaba Group Holding Ltd.	284,720	3,109,495
Alibaba Health Information Technology Ltd.(a)	108,000	51,222
Aluminum Corp. of China Ltd., Class A	11,100	11,638
Aluminum Corp. of China Ltd., Class H	74,000	44,232
Anhui Conch Cement Co. Ltd., Class A	7,400	26,262
Security	Shares	Value
China (continued)
Anhui Conch Cement Co. Ltd., Class H	18,500	$48,490
Anhui Gujing Distillery Co. Ltd., Class A	600	15,785
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	18,005
ANTA Sports Products Ltd.	23,440	234,119
Autohome Inc., ADR	1,110	30,536
Avary Holding Shenzhen Co. Ltd., Class A	3,700	17,201
AviChina Industry & Technology Co. Ltd., Class H	37,000	18,033
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	7,400	9,387
Baidu Inc., Class A(a)	40,706	432,138
Bank of Beijing Co. Ltd., Class A	22,290	17,619
Bank of Changsha Co. Ltd., Class A	3,700	4,378
Bank of Chengdu Co. Ltd., Class A	3,700	8,152
Bank of China Ltd., Class A	33,300	23,044
Bank of China Ltd., Class H	1,250,000	582,833
Bank of Communications Co. Ltd., Class A	40,700	41,233
Bank of Communications Co. Ltd., Class H	148,200	107,358
Bank of Hangzhou Co. Ltd., Class A	7,499	14,686
Bank of Jiangsu Co. Ltd., Class A	18,560	23,235
Bank of Nanjing Co. Ltd., Class A	11,100	16,202
Bank of Ningbo Co. Ltd., Class A	8,310	28,407
Bank of Shanghai Co. Ltd., Class A	14,690	16,638
Bank of Suzhou Co. Ltd., Class A	3,700	4,054
Baoshan Iron & Steel Co. Ltd., Class A	22,200	20,329
BeiGene Ltd.(a)	12,886	215,143
Beijing Enterprises Holdings Ltd.	8,500	26,798
Beijing Enterprises Water Group Ltd.	74,000	20,297
Beijing Kingsoft Office Software Inc., Class A	578	23,702
Beijing New Building Materials PLC, Class A	3,100	12,238
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,520	13,438
Beijing Yanjing Brewery Co. Ltd., Class A	3,700	5,328
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	51,800	41,057
Bilibili Inc., Class Z(a)	3,845	73,712
BOC Aviation Ltd.(b)	3,700	28,606
BOC International China Co. Ltd., Class A	3,700	5,945
BOE Technology Group Co. Ltd., Class A	32,900	19,586
Bosideng International Holdings Ltd.	74,000	38,640
BYD Co. Ltd., Class A	2,100	80,264
BYD Co. Ltd., Class H	18,500	610,222
BYD Electronic International Co. Ltd.	18,500	82,759
C&D International Investment Group Ltd.	13,000	21,546
Caitong Securities Co. Ltd., Class A	7,420	8,655
Cambricon Technologies Corp. Ltd., Class A(a)	500	39,068
CGN Power Co. Ltd., Class A	14,400	7,784
CGN Power Co. Ltd., Class H(b)	185,000	61,542
Changchun High-Tech Industry Group Co. Ltd., Class A	710	10,552
Changjiang Securities Co. Ltd., Class A	7,400	7,155
Chaozhou Three-Circle Group Co. Ltd., Class A	3,700	18,718
Chifeng Jilong Gold Mining Co. Ltd., Class A	3,700	8,692
China CITIC Bank Corp. Ltd., Class H	148,000	94,563
China Coal Energy Co. Ltd., Class H	37,000	44,005
China Communications Services Corp. Ltd., Class H	74,800	39,420
China Construction Bank Corp., Class A	11,300	12,461
China Construction Bank Corp., Class H	1,663,370	1,257,606
China CSSC Holdings Ltd., Class A	4,700	22,991
China Eastern Airlines Corp. Ltd., Class A(a)	22,321	12,598
China Energy Engineering Corp. Ltd., Class A	33,300	10,783
China Everbright Bank Co. Ltd., Class A	59,200	29,477
China Everbright Bank Co. Ltd., Class H	37,000	12,862
China Feihe Ltd.(b)	76,000	56,199
China Galaxy Securities Co. Ltd., Class A	7,200	15,563
China Galaxy Securities Co. Ltd., Class H	55,500	50,441

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Gas Holdings Ltd.	44,400	$36,888
China Great Wall Securities Co. Ltd., Class A	7,400	8,942
China Greatwall Technology Group Co. Ltd., Class A(a)	1,700	3,970
China Hongqiao Group Ltd.	55,500	81,512
China International Capital Corp. Ltd., Class A	3,700	18,222
China International Capital Corp. Ltd., Class H(b)	29,600	51,823
China Jushi Co. Ltd., Class A	2,373	3,736
China Life Insurance Co. Ltd., Class A	3,793	22,203
China Life Insurance Co. Ltd., Class H	129,000	246,341
China Literature Ltd.(a)(b)	7,400	27,105
China Longyuan Power Group Corp. Ltd., Class H	37,000	30,629
China Mengniu Dairy Co. Ltd.	55,000	121,124
China Merchants Bank Co. Ltd., Class A	20,900	105,353
China Merchants Bank Co. Ltd., Class H	69,456	318,359
China Merchants Energy Shipping Co. Ltd., Class A	11,100	9,696
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	7,400	12,133
China Merchants Port Holdings Co. Ltd.	22,000	34,889
China Merchants Securities Co. Ltd., Class A	9,650	25,621
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	8,581	14,021
China Minsheng Banking Corp. Ltd., Class A	37,000	20,279
China Minsheng Banking Corp. Ltd., Class H	111,000	43,315
China National Building Material Co. Ltd., Class H	74,000	31,750
China National Chemical Engineering Co. Ltd., Class A	8,400	9,492
China National Nuclear Power Co. Ltd., Class A	22,200	28,915
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,700	11,692
China Oilfield Services Ltd., Class H	36,000	31,173
China Overseas Land & Investment Ltd.	74,300	128,381
China Pacific Insurance Group Co. Ltd., Class A	5,400	25,403
China Pacific Insurance Group Co. Ltd., Class H	44,400	140,566
China Petroleum & Chemical Corp., Class A	35,100	30,915
China Petroleum & Chemical Corp., Class H	444,600	238,921
China Power International Development Ltd.	74,000	28,222
China Railway Group Ltd., Class A	33,900	30,103
China Railway Group Ltd., Class H	35,000	16,918
China Renewable Energy Investment Ltd.(a)(c)	7,709	—
China Resources Beer Holdings Co. Ltd.	30,000	101,867
China Resources Gas Group Ltd.	14,800	53,120
China Resources Land Ltd.	58,444	174,711
China Resources Microelectronics Ltd., Class A	1,600	11,176
China Resources Mixc Lifestyle Services Ltd.(b)	14,800	56,123
China Resources Pharmaceutical Group Ltd.(b)	37,000	25,016
China Resources Power Holdings Co. Ltd.	32,200	73,776
China Ruyi Holdings Ltd.(a)(d)	148,000	39,107
China Shenhua Energy Co. Ltd., Class A	7,800	43,080
China Shenhua Energy Co. Ltd., Class H	56,000	232,858
China Southern Airlines Co. Ltd., Class A(a)	14,800	13,850
China State Construction Engineering Corp. Ltd., Class A	44,400	36,785
China State Construction International Holdings Ltd.	40,000	55,849
China Taiping Insurance Holdings Co. Ltd.	22,240	35,293
China Three Gorges Renewables Group Co. Ltd., Class A	33,300	20,993
China Tourism Group Duty Free Corp. Ltd., Class A	3,800	36,738
China Tower Corp. Ltd., Class H(b)	740,000	97,373
China United Network Communications Ltd., Class A	33,400	23,808
China Vanke Co. Ltd., Class A(a)	11,138	13,293
China Vanke Co. Ltd., Class H(a)(d)	37,001	30,777
China XD Electric Co. Ltd., Class A, NVS	3,900	4,079
China Yangtze Power Co. Ltd., Class A	25,956	97,786
China Zheshang Bank Co. Ltd., Class A	18,640	7,469
Security	Shares	Value
China (continued)
Chongqing Changan Automobile Co. Ltd., Class A	6,452	$12,367
Chongqing Rural Commercial Bank Co. Ltd., Class A	11,100	8,630
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,150	8,788
Chow Tai Fook Jewellery Group Ltd.	37,000	34,139
CITIC Ltd.	111,000	124,084
Citic Pacific Special Steel Group Co. Ltd., Class A	3,700	6,050
CITIC Securities Co. Ltd., Class A	11,275	48,003
CITIC Securities Co. Ltd., Class H	28,050	80,001
CMOC Group Ltd., Class A	18,500	18,739
CMOC Group Ltd., Class H	69,000	51,704
CNOOC Energy Technology & Services Ltd., Class A	7,400	4,165
CNPC Capital Co. Ltd., Class A, NVS	11,100	11,560
Contemporary Amperex Technology Co. Ltd., Class A	4,840	175,944
Cosco Shipping Energy Transportation Co. Ltd., Class A	10,900	18,910
Cosco Shipping Holdings Co. Ltd., Class A	11,270	21,215
Cosco Shipping Holdings Co. Ltd., Class H	55,849	78,392
Country Garden Holdings Co. Ltd.(a)(c)	11,000	354
CRRC Corp. Ltd., Class A	25,900	28,440
CRRC Corp. Ltd., Class H	74,000	43,356
CSC Financial Co. Ltd., Class A	3,700	13,989
CSPC Innovation Pharmaceutical Co. Ltd., Class A	3,548	14,091
CSPC Pharmaceutical Group Ltd.	152,160	99,567
Daqin Railway Co. Ltd., Class A	18,500	17,411
Datang International Power Generation Co. Ltd., Class A	14,800	5,776
Dongfang Electric Corp. Ltd., Class A	3,700	7,783
Dongxing Securities Co. Ltd., Class A	7,499	11,860
East Money Information Co. Ltd., Class A	18,588	70,222
Eastroc Beverage Group Co. Ltd., Class A	910	26,983
ENN Energy Holdings Ltd.	15,500	105,348
ENN Natural Gas Co. Ltd., Class A	3,700	9,365
Eve Energy Co. Ltd., Class A	3,900	26,378
Everbright Securities Co. Ltd., Class A	5,797	15,834
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	14,800	4,996
Far East Horizon Ltd.	37,000	24,968
Focus Media Information Technology Co. Ltd., Class A	16,739	16,016
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,341	33,511
Fosun International Ltd.	37,000	20,121
Founder Securities Co. Ltd., Class A	11,100	13,181
Foxconn Industrial Internet Co. Ltd., Class A	14,800	45,889
Fuyao Glass Industry Group Co. Ltd., Class A	3,925	30,325
Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,400	56,522
Ganfeng Lithium Group Co. Ltd., Class A	3,700	21,558
GCL Technology Holdings Ltd.(a)	370,000	69,375
GD Power Development Co. Ltd., Class A	17,500	11,050
Geely Automobile Holdings Ltd.	111,000	199,866
GEM Co. Ltd., Class A	3,999	3,827
Genscript Biotech Corp.(a)	26,000	36,277
GF Securities Co. Ltd., Class A	7,400	16,847
Giant Biogene Holding Co. Ltd.(b)	7,400	47,808
GigaDevice Semiconductor Inc., Class A(a)	2,400	28,570
GoerTek Inc., Class A	3,700	13,062
Goldwind Science & Technology Co. Ltd., Class A	5,153	7,966
Great Wall Motor Co. Ltd., Class A	3,700	13,433
Great Wall Motor Co. Ltd., Class H	37,000	59,929
Gree Electric Appliances Inc. of Zhuhai, Class A	3,700	21,562
Guangdong Investment Ltd.	74,000	46,529
Guanghui Energy Co. Ltd., Class A	11,100	11,061
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	10,309
Guolian Securities Co. Ltd., Class A	3,700	6,278
Guosen Securities Co. Ltd., Class A	7,400	11,769
Guotai Junan Securities Co. Ltd., Class A	7,400	19,463
Guoyuan Securities Co. Ltd., Class A	7,420	8,728

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
H World Group Ltd., ADR	3,542	$113,946
Haidilao International Holding Ltd.(b)	32,000	64,477
Haier Smart Home Co. Ltd., Class A	7,479	29,397
Haier Smart Home Co. Ltd., Class A	44,400	149,336
Hainan Airlines Holding Co. Ltd., Class A(a)	44,400	10,782
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	14,800	7,882
Haitian International Holdings Ltd.	12,000	30,616
Haitong Securities Co. Ltd., Class A	11,100	17,552
Haitong Securities Co. Ltd., Class H	44,400	39,660
Hangzhou First Applied Material Co. Ltd., Class A	3,940	9,557
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	59,809
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	3,700	8,302
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,700	12,535
Hengan International Group Co. Ltd.	14,000	40,214
Hengli Petrochemical Co. Ltd., Class A	7,400	14,726
Hisense Home Appliances Group Co. Ltd., Class A	3,900	14,623
HLA Group Corp. Ltd., Class A	3,700	3,133
Huadian Power International Corp. Ltd., Class A	8,000	5,833
Huadong Medicine Co. Ltd., Class A	2,900	15,678
Huafon Chemical Co. Ltd., Class A	7,400	8,526
Huaibei Mining Holdings Co. Ltd., Class A	3,700	7,444
Hualan Biological Engineering Inc., Class A	1,750	4,086
Huaneng Lancang River Hydropower Inc., Class A	7,400	9,504
Huaneng Power International Inc., Class A	7,200	6,941
Huaneng Power International Inc., Class H	74,000	38,597
Huatai Securities Co. Ltd., Class A	9,300	23,184
Huatai Securities Co. Ltd., Class H(b)	22,200	38,397
Huaxia Bank Co. Ltd., Class A	14,800	15,472
Huayu Automotive Systems Co. Ltd., Class A	3,799	8,904
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	29,488
Hunan Valin Steel Co. Ltd., Class A	11,100	6,790
Hundsun Technologies Inc., Class A	3,100	13,227
Hygon Information Technology Co. Ltd., Class A, NVS	2,729	47,842
IEIT Systems Co. Ltd., Class A	1,983	13,158
Iflytek Co. Ltd., Class A	3,129	22,270
Industrial & Commercial Bank of China Ltd., Class A	62,100	52,757
Industrial & Commercial Bank of China Ltd., Class H	1,221,050	719,932
Industrial Bank Co. Ltd., Class A	22,200	55,482
Industrial Securities Co. Ltd., Class A	11,100	9,883
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	55,500	14,752
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,700	10,331
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	14,800	9,748
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,500	13,867
Inner Mongolia Yitai Coal Co. Ltd., Class B	22,400	49,299
Innovent Biologics Inc.(a)(b)	18,500	92,262
JA Solar Technology Co. Ltd., Class A	4,300	10,376
JCET Group Co. Ltd., Class A	2,400	12,951
JD Health International Inc.(a)(b)	20,350	75,066
JD Logistics Inc.(a)(b)	33,300	60,095
JD.com Inc., Class A	42,470	793,891
Jiangsu Eastern Shenghong Co. Ltd., Class A	7,400	9,761
Jiangsu Expressway Co. Ltd., Class H	38,000	38,614
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,400	10,288
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,568	53,183
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,200	13,711
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,900	22,573
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,700	8,158
Jiangxi Copper Co. Ltd., Class A	3,700	10,818
Jiangxi Copper Co. Ltd., Class H	12,000	19,369
Security	Shares	Value
China (continued)
Jinduicheng Molybdenum Co. Ltd., Class A	3,700	$5,399
Jinko Solar Co. Ltd., Class A	7,000	8,493
Kanzhun Ltd., ADR	4,500	60,750
KE Holdings Inc., ADR	11,238	211,836
Kingdee International Software Group Co. Ltd.(a)	49,000	55,637
Kingsoft Corp. Ltd.	15,000	61,012
Kuaishou Technology(a)(b)	48,500	304,076
Kunlun Energy Co. Ltd.	74,000	70,032
Kweichow Moutai Co. Ltd., Class A	1,300	275,348
LB Group Co. Ltd., Class A	4,900	12,108
Legend Biotech Corp., ADR(a)	1,295	54,481
Lenovo Group Ltd.	148,000	175,132
Lens Technology Co. Ltd., Class A	4,500	12,890
Li Auto Inc., Class A(a)	21,318	252,479
Li Ning Co. Ltd.	30,000	62,321
Lingyi iTech Guangdong Co., Class A	7,400	8,795
Longfor Group Holdings Ltd.(b)	37,000	52,560
LONGi Green Energy Technology Co. Ltd., Class A	5,148	13,174
Luxshare Precision Industry Co. Ltd., Class A	7,902	42,393
Luzhou Laojiao Co. Ltd., Class A	1,600	30,840
Mango Excellent Media Co. Ltd., Class A	3,200	12,805
Maxscend Microelectronics Co. Ltd., Class A	1,400	18,017
Meituan, Class B(a)(b)	86,760	1,830,052
Metallurgical Corp. of China Ltd., Class A	18,500	8,569
Midea Group Co. Ltd.(a)	3,400	30,307
Midea Group Co. Ltd., Class A	4,100	39,850
MINISO Group Holding Ltd.(d)	7,420	37,111
MMG Ltd.(a)	84,000	28,832
Montage Technology Co. Ltd., Class A	3,600	33,625
Muyuan Foods Co. Ltd., Class A(a)	7,878	44,500
NARI Technology Co. Ltd., Class A	8,188	28,038
NAURA Technology Group Co. Ltd., Class A	600	34,545
NetEase Inc.	33,375	581,035
New China Life Insurance Co. Ltd., Class A	3,700	24,350
New China Life Insurance Co. Ltd., Class H	14,800	45,488
New Hope Liuhe Co. Ltd., Class A(a)	3,700	4,884
New Oriental Education & Technology Group Inc.	25,930	152,708
Ninestar Corp., Class A(a)	2,500	9,247
Ningbo Sanxing Medical Electric Co. Ltd., Class A	3,900	16,670
Ningbo Tuopu Group Co. Ltd., Class A	3,775	27,412
Ningxia Baofeng Energy Group Co. Ltd., Class A	8,100	18,104
NIO Inc., Class A(a)	24,362	108,774
Nongfu Spring Co. Ltd., Class H(b)	37,000	158,710
OFILM Group Co. Ltd., Class A(a)	3,900	7,239
Orient Overseas International Ltd.	2,500	32,055
Orient Securities Co. Ltd., Class A	7,788	11,784
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	6,800	2,716
PDD Holdings Inc., ADR(a)(d)	12,167	1,174,843
People's Insurance Co. Group of China Ltd. (The), Class A	18,500	18,555
People's Insurance Co. Group of China Ltd. (The), Class H	109,000	52,174
PetroChina Co. Ltd., Class A	14,600	16,219
PetroChina Co. Ltd., Class H	380,000	270,560
PICC Property & Casualty Co. Ltd., Class H	120,322	182,686
Ping An Bank Co. Ltd., Class A	18,500	29,169
Ping An Insurance Group Co. of China Ltd., Class A	11,100	82,187
Ping An Insurance Group Co. of China Ltd., Class H	118,000	686,262
Piotech Inc., Class A, NVS	312	8,623
Poly Developments and Holdings Group Co. Ltd., Class A	11,100	15,793
Pop Mart International Group Ltd.(b)	7,400	85,901

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Postal Savings Bank of China Co. Ltd., Class A	25,900	$19,008
Postal Savings Bank of China Co. Ltd., Class H(b)	148,000	84,289
Power Construction Corp. of China Ltd., Class A	18,500	14,266
Qifu Technology Inc.	1,998	76,144
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	7,400	18,325
Range Intelligent Computing Technology Group Co. Ltd., Class A	3,900	17,969
Rongsheng Petrochemical Co. Ltd., Class A	8,850	11,710
SAIC Motor Corp. Ltd., Class A	7,400	18,008
Sailun Group Co. Ltd., Class A	3,700	7,563
Sanan Optoelectronics Co. Ltd., Class A	7,400	13,240
Sany Heavy Industry Co. Ltd., Class A	11,153	26,996
Satellite Chemical Co. Ltd., Class A	3,700	9,201
SDIC Capital Co. Ltd., Class A	7,400	7,910
SDIC Power Holdings Co. Ltd., Class A	7,400	15,572
Seres Group Co. Ltd., Class A, NVS(a)	2,700	45,712
SF Holding Co. Ltd., Class A	3,700	21,172
Shaanxi Coal Industry Co. Ltd., Class A	10,705	34,640
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,700	3,820
Shandong Gold Mining Co. Ltd., Class A	2,880	9,745
Shandong Gold Mining Co. Ltd., Class H(b)	19,000	33,768
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,040	6,230
Shandong Nanshan Aluminum Co. Ltd., Class A	14,800	8,215
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	44,400	25,681
Shanghai Baosight Software Co. Ltd., Class A	620	2,407
Shanghai Baosight Software Co. Ltd., Class B	15,656	26,015
Shanghai Electric Group Co. Ltd., Class A(a)	14,400	17,022
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,100	15,112
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,700	11,128
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	11,100	18,548
Shanghai Pudong Development Bank Co. Ltd., Class A	29,600	38,848
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,700	10,217
Shanghai RAAS Blood Products Co. Ltd., Class A	15,200	15,833
Shanghai Rural Commercial Bank Co. Ltd., Class A	11,100	12,779
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	1,215	22,102
Shanjin International Gold Co. Ltd., Class A	3,700	8,329
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,500	3,948
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	3,652	7,391
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	38,508
Shenergy Co. Ltd., Class A	7,400	8,394
Shengyi Technology Co. Ltd., Class A	4,800	14,014
Shenwan Hongyuan Group Co. Ltd., Class A	27,994	20,779
Shenzhen Energy Group Co. Ltd., Class A	5,120	4,692
Shenzhen Inovance Technology Co. Ltd., Class A	1,497	12,535
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,600	57,915
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	7,248
Shenzhen Transsion Holdings Co. Ltd., Class A	1,297	17,068
Shenzhou International Group Holdings Ltd.	14,800	114,578
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,500	5,956
Sichuan Chuantou Energy Co. Ltd., Class A	7,405	16,828
Sichuan Road & Bridge Group Co. Ltd., Class A	8,788	9,064
Sino Biopharmaceutical Ltd.	165,000	69,517
Sinopharm Group Co. Ltd., Class H	29,600	77,591
Sinotruk Hong Kong Ltd.	19,500	54,013
Smoore International Holdings Ltd.(b)	37,000	54,924
SooChow Securities Co. Ltd., Class A	7,452	8,494
Security	Shares	Value
China (continued)
Southwest Securities Co. Ltd., Class A	7,400	$4,955
Sungrow Power Supply Co. Ltd., Class A	3,950	44,562
Sunny Optical Technology Group Co. Ltd.	11,200	91,485
Sunwoda Electronic Co. Ltd., Class A	3,800	12,079
TAL Education Group, ADR(a)	7,178	71,278
TBEA Co. Ltd., Class A	6,160	11,591
TCL Technology Group Corp., Class A	17,050	11,056
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,850	8,524
Tencent Holdings Ltd.	113,900	5,882,170
Tencent Music Entertainment Group, ADR	13,431	153,248
Tian Di Science & Technology Co. Ltd., Class A	7,400	6,122
Tianfeng Securities Co. Ltd., Class A(a)	7,800	5,275
Tianqi Lithium Corp., Class A	3,600	19,051
Tianshan Aluminum Group Co. Ltd., Class A	7,400	8,292
Tianshui Huatian Technology Co. Ltd., Class A	6,200	10,162
Tingyi Cayman Islands Holding Corp.	38,000	47,770
Tongcheng Travel Holdings Ltd.	29,600	72,770
TongFu Microelectronics Co. Ltd., Class A	2,800	11,597
Tongling Nonferrous Metals Group Co. Ltd., Class A	18,500	8,491
Tongwei Co. Ltd., Class A	5,395	20,513
TravelSky Technology Ltd., Class H	18,000	24,360
Trina Solar Co. Ltd., Class A	3,100	10,472
Trip.com Group Ltd.(a)	10,700	695,539
Tsingtao Brewery Co. Ltd., Class H	12,000	75,116
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,100	10,072
Unisplendour Corp. Ltd., Class A	3,980	14,044
Vipshop Holdings Ltd., ADR	5,952	82,197
Wanhua Chemical Group Co. Ltd., Class A	3,300	34,007
Want Want China Holdings Ltd.	74,000	41,661
Weichai Power Co. Ltd., Class A	2,900	5,392
Weichai Power Co. Ltd., Class H	39,100	54,218
Wens Foodstuff Group Co. Ltd., Class A	5,540	13,322
Western Mining Co. Ltd., Class A	3,856	9,028
Western Securities Co. Ltd., Class A	7,400	9,215
Will Semiconductor Co. Ltd. Shanghai, Class A	1,475	20,196
Wingtech Technology Co. Ltd., Class A	2,300	12,947
Wintime Energy Group Co. Ltd., Class A, NVS	25,900	5,660
Wuhan Guide Infrared Co. Ltd., Class A	8,024	8,827
Wuliangye Yibin Co. Ltd., Class A	4,000	81,495
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	16,330
WuXi AppTec Co. Ltd., Class A	3,728	25,934
WuXi AppTec Co. Ltd., Class H(b)	3,787	23,064
Wuxi Biologics Cayman Inc.(a)(b)	55,500	107,033
XCMG Construction Machinery Co. Ltd., Class A	13,700	15,329
Xiamen C & D Inc., Class A	3,700	5,029
Xiaomi Corp., Class B(a)(b)	266,000	957,355
Xinyi Solar Holdings Ltd.	86,000	38,415
XPeng Inc., Class A(a)	20,826	125,609
Yadea Group Holdings Ltd.(b)	28,000	44,516
Yankuang Energy Group Co. Ltd., Class A	5,960	12,056
Yankuang Energy Group Co. Ltd., Class H	55,900	64,437
Yifeng Pharmacy Chain Co. Ltd., Class A	820	2,659
Yonyou Network Technology Co. Ltd., Class A(a)	4,030	7,376
Youngor Fashion Co. Ltd., Class A	3,700	4,142
YTO Express Group Co. Ltd., Class A	3,700	7,393
Yum China Holdings Inc.	6,646	309,371
Yunnan Aluminium Co. Ltd., Class A	3,875	7,349
Yunnan Baiyao Group Co. Ltd., Class A	3,708	29,413
Yunnan Energy New Material Co. Ltd., Class A	1,700	8,785
Yutong Bus Co. Ltd., Class A	3,700	11,186

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	$29,102
Zhaojin Mining Industry Co. Ltd., Class H(d)	18,500	27,206
Zhejiang China Commodities City Group Co. Ltd., Class A	3,700	7,324
Zhejiang Chint Electrics Co. Ltd., Class A	3,700	11,635
Zhejiang Dahua Technology Co. Ltd., Class A	3,700	8,377
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	11,110
Zhejiang Juhua Co. Ltd., Class A	3,700	11,506
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	8,400	30,715
Zhejiang Longsheng Group Co. Ltd., Class A	3,700	5,191
Zhejiang NHU Co. Ltd., Class A	3,743	11,259
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	3,700	10,077
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,100	8,250
Zheshang Securities Co. Ltd., Class A	4,700	8,257
Zhongji Innolight Co. Ltd., Class A	1,240	21,869
Zhongjin Gold Corp. Ltd., Class A	7,400	12,854
Zhongsheng Group Holdings Ltd.	18,500	36,702
Zhongtai Securities Co. Ltd., Class A	10,900	10,506
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,100	39,414
Zijin Mining Group Co. Ltd., Class A	18,300	39,950
Zijin Mining Group Co. Ltd., Class H	103,000	199,644
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	10,500	10,134
ZTE Corp., Class A	3,700	15,995
ZTE Corp., Class H	14,848	36,282
ZTO Express Cayman Inc.	7,790	148,457
		36,564,917
India — 38.6%
ABB India Ltd.	925	81,442
Adani Enterprises Ltd.	2,627	76,822
Adani Green Energy Ltd.(a)	3,678	57,809
Adani Ports & Special Economic Zone Ltd.	9,472	133,881
Adani Power Ltd.(a)	10,500	69,135
Alkem Laboratories Ltd.	663	44,329
Ambuja Cements Ltd.	10,656	67,258
APL Apollo Tubes Ltd.	3,080	55,423
Apollo Hospitals Enterprise Ltd.	1,771	143,323
Ashok Leyland Ltd.	25,900	71,311
Asian Paints Ltd.	6,615	194,329
Astral Ltd.	2,349	49,819
AU Small Finance Bank Ltd.(b)	6,096	42,224
Aurobindo Pharma Ltd.	4,736	70,948
Avenue Supermarts Ltd.(a)(b)	2,849	125,205
Axis Bank Ltd.	40,365	544,467
Bajaj Auto Ltd.	1,171	125,398
Bajaj Finance Ltd.	4,843	377,846
Bajaj Finserv Ltd.	6,812	127,728
Bajaj Holdings & Investment Ltd.	481	59,675
Balkrishna Industries Ltd.	1,320	43,520
Bank of Baroda	19,092	55,830
Bharat Electronics Ltd.	64,053	234,330
Bharat Forge Ltd.	4,432	70,075
Bharat Heavy Electricals Ltd.	18,426	55,078
Bharat Petroleum Corp. Ltd.	26,566	92,275
Bharti Airtel Ltd.	44,970	868,362
Bosch Ltd.	111	45,975
Britannia Industries Ltd.	1,887	110,373
BSE Ltd.	777	43,121
Canara Bank	32,819	39,748
CG Power & Industrial Solutions Ltd.	10,856	94,328
Security	Shares	Value
India (continued)
Cholamandalam Investment and Finance Co. Ltd.	7,437	$108,866
Cipla Ltd.	9,176	166,848
Coal India Ltd.	31,893	157,757
Colgate-Palmolive India Ltd.	2,325	79,630
Container Corp. of India Ltd.	4,329	42,569
Cummins India Ltd.	2,479	102,428
Dabur India Ltd.	9,398	58,729
Divi's Laboratories Ltd.	2,097	153,311
Dixon Technologies India Ltd.	592	111,140
DLF Ltd.	13,107	128,103
Dr Reddy's Laboratories Ltd.	10,360	147,616
Eicher Motors Ltd.	2,401	137,479
GAIL India Ltd.	41,478	98,328
GMR Airports Infrastructure Ltd.(a)	45,066	44,535
Godrej Consumer Products Ltd.	7,326	108,271
Godrej Properties Ltd.(a)	2,220	73,186
Grasim Industries Ltd.	4,628	143,047
Havells India Ltd.	4,430	90,225
HCL Technologies Ltd.	16,835	369,356
HDFC Asset Management Co. Ltd.(b)	1,702	84,889
HDFC Bank Ltd.	98,828	2,108,964
HDFC Life Insurance Co. Ltd.(b)	16,774	130,874
Hero MotoCorp Ltd.	2,127	120,134
Hindalco Industries Ltd.	23,206	180,750
Hindustan Aeronautics Ltd., NVS	3,528	187,586
Hindustan Petroleum Corp. Ltd.	16,613	75,620
Hindustan Unilever Ltd.	14,467	427,794
ICICI Bank Ltd.	91,539	1,408,390
ICICI Lombard General Insurance Co. Ltd.(b)	4,181	92,217
ICICI Prudential Life Insurance Co. Ltd.(b)	6,475	53,707
IDFC First Bank Ltd.(a)	62,538	47,526
Indian Hotels Co. Ltd., Class A	15,341	144,443
Indian Oil Corp. Ltd.	49,506	81,562
Indian Railway Catering & Tourism Corp. Ltd.	3,721	36,064
Indus Towers Ltd.(a)	20,600	85,471
IndusInd Bank Ltd.	5,027	59,375
Info Edge India Ltd.	1,249	122,277
Infosys Ltd.	58,249	1,284,661
InterGlobe Aviation Ltd.(a)(b)	3,346	173,823
ITC Ltd.	52,609	297,467
Jindal Stainless Ltd.	5,550	44,989
Jindal Steel & Power Ltd.	6,253	67,323
Jio Financial Services Ltd., NVS(a)	50,403	196,526
JSW Energy Ltd.	7,565	58,784
JSW Steel Ltd.	10,693	122,682
Jubilant Foodworks Ltd.	6,168	47,144
Kalyan Jewellers India Ltd.	7,254	62,375
Kotak Mahindra Bank Ltd.	19,154	401,289
Larsen & Toubro Ltd.	11,840	523,102
LTIMindtree Ltd.(b)	1,358	99,482
Lupin Ltd.	3,997	97,120
Macrotech Developers Ltd.	5,279	78,481
Mahindra & Mahindra Ltd.	16,390	577,364
Mankind Pharma Ltd.(a)	1,850	56,194
Marico Ltd.	9,028	69,031
Maruti Suzuki India Ltd.	2,202	289,293
Max Healthcare Institute Ltd.	13,822	160,622
Mphasis Ltd.	1,816	64,209
MRF Ltd.	37	54,936
Muthoot Finance Ltd.	2,183	49,665
Nestle India Ltd., NVS	5,920	156,711
NHPC Ltd., NVS	50,736	49,146

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
NMDC Ltd.	17,575	$48,063
NTPC Ltd.	77,145	333,116
Oberoi Realty Ltd.	2,184	52,024
Oil & Natural Gas Corp. Ltd.	53,958	164,418
Oil India Ltd.	8,510	49,566
Oracle Financial Services Software Ltd.	407	56,552
Page Industries Ltd.	111	58,730
PB Fintech Ltd.(a)	5,365	120,809
Persistent Systems Ltd., NVS	1,938	135,818
Petronet LNG Ltd.	13,579	53,680
Phoenix Mills Ltd. (The)	3,478	68,368
PI Industries Ltd.	1,369	65,975
Pidilite Industries Ltd.	2,738	99,357
Polycab India Ltd.	928	80,350
Power Finance Corp. Ltd.	25,940	152,346
Power Grid Corp. of India Ltd.	81,575	318,487
Prestige Estates Projects Ltd.	3,030	59,416
Punjab National Bank	37,629	46,940
Rail Vikas Nigam Ltd.	9,102	47,145
REC Ltd.	23,643	149,427
Reliance Industries Ltd.	106,621	1,636,079
Samvardhana Motherson International Ltd.	54,950	106,150
SBI Cards & Payment Services Ltd.	4,958	41,159
SBI Life Insurance Co. Ltd.(b)	7,992	136,351
Shree Cement Ltd.	159	49,160
Shriram Finance Ltd.	4,958	177,452
Siemens Ltd.	1,591	142,821
Solar Industries India Ltd.	481	60,998
Sona Blw Precision Forgings Ltd.(b)	7,141	56,922
SRF Ltd.	2,294	61,569
State Bank of India	31,445	312,965
Sun Pharmaceutical Industries Ltd.	16,886	356,416
Sundaram Finance Ltd.	1,184	55,757
Supreme Industries Ltd.	1,110	61,173
Suzlon Energy Ltd.(a)	168,052	125,959
Tata Communications Ltd.	2,044	42,553
Tata Consultancy Services Ltd.	15,828	801,719
Tata Consumer Products Ltd.	10,457	118,938
Tata Elxsi Ltd.	594	46,997
Tata Motors Ltd.	35,026	327,396
Tata Power Co. Ltd. (The)	25,567	125,755
Tata Steel Ltd.	131,350	225,398
Tech Mahindra Ltd.	9,583	194,713
Thermax Ltd.	740	40,295
Titan Co. Ltd.	6,216	239,787
Torrent Pharmaceuticals Ltd.	1,813	71,433
Torrent Power Ltd.	2,960	53,040
Trent Ltd.	3,141	253,168
Tube Investments of India Ltd.	1,887	80,311
TVS Motor Co. Ltd.	4,181	120,797
UltraTech Cement Ltd.	2,035	270,296
Union Bank of India Ltd.	26,825	38,773
United Spirits Ltd.	5,291	95,946
UPL Ltd.	7,594	49,095
Varun Beverages Ltd.	20,073	147,573
Vedanta Ltd.	24,533	132,016
Vodafone Idea Ltd.(a)	413,068	41,011
Voltas Ltd.	3,822	75,182
Wipro Ltd.	23,134	158,753
Yes Bank Ltd.(a)	255,300	60,444
Zomato Ltd.(a)	116,605	388,049
Security	Shares	Value
India (continued)
Zydus Lifesciences Ltd.	4,403	$50,447
		26,914,276
Netherlands — 0.2%
Nebius Group NV, Class A(a)	7,669	168,642
Russia — 0.0%
Alrosa PJSC(a)(c)	83,790	8
Mobile TeleSystems PJSC(a)(c)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(c)	41,040	4
Ozon Holdings PLC, ADR(a)(c)	1,881	—
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(a)(c)	28	—
Polyus PJSC(a)(c)	1,083	—
Rosneft Oil Co. PJSC(a)(c)	37,278	4
Sberbank of Russia PJSC(a)(c)	331,170	31
Severstal PAO(a)(c)	6,669	1
TCS Group Holding PLC, GDR(a)(c)(e)	3,884	—
United Co. RUSAL International PJSC(a)(c)	95,760	9
VK Co. Ltd.(a)(c)(e)	4,446	—
VTB Bank PJSC(a)(c)	30,668	—
X5 Retail Group NV, GDR(a)(c)(e)	2,622	—
		59
Total Common Stocks — 97.6% (Cost: $72,706,223)		68,120,875
Preferred Stocks
Brazil — 2.2%
Banco Bradesco SA, Preference Shares, NVS	93,091	195,100
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,477	28,737
Cia Energetica de Minas Gerais, Preference Shares, NVS	32,737	63,821
Cia Paranaense de Energia - Copel, Preference Shares, NVS	17,760	28,661
Gerdau SA, Preference Shares, NVS	23,813	80,263
Itau Unibanco Holding SA, Preference Shares, NVS	84,478	454,767
Itausa SA, Preference Shares, NVS	95,346	153,871
Petroleo Brasileiro SA, Preference Shares, NVS	78,746	512,776
		1,517,996
Total Preferred Stocks — 2.2% (Cost: $1,067,092)		1,517,996
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(c)	2,185	—
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(a)	949	2,078
Total Rights — 0.0% (Cost: $—)		2,078
Total Long-Term Investments — 99.8% (Cost: $73,773,315)		69,640,949
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	1,272,577	1,273,213

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	1,530,000	$1,530,000
Total Short-Term Securities — 4.0% (Cost: $2,803,207)		2,803,213
Total Investments — 103.8% (Cost: $76,576,522)		72,444,162
Liabilities in Excess of Other Assets — (3.8)%		(2,622,303)
Net Assets — 100.0%		$69,821,859

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$408,673	$864,661 (a)	$—	$277	$(398)	$1,273,213	1,272,577	$1,819 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	800,000 (a)	—	—	—	1,530,000	1,530,000	21,707	—
				$277	$(398)	$2,803,213		$23,526	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	2	12/20/24	$50	$547
MSCI Emerging Markets Index	1	12/20/24	55	322
				$869
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI BIC ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,759,426	$60,361,036	$413	$68,120,875
Preferred Stocks	1,517,996	—	—	1,517,996
Rights	—	2,078	—	2,078
Short-Term Securities
Money Market Funds	2,803,213	—	—	2,803,213
	$12,080,635	$60,363,114	$413	$72,444,162
Derivative Financial Instruments(a)
Assets
Equity Contracts	$322	$547	$—	$869

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company